UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1. Investment Company Act File Number: 811-24083    Date of Notification: August 11, 2026

2. Exact name of Investment Company as specified in registration statement:

StepStone Private Equity Strategies Fund

3. Address of principal executive office: (number, street, city, state, zip code)

128 S Tryon St., Suite 1600

Charlotte, NC 28202

4. Check one of the following:

A. ☒ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. ☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. ☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Dean Caruvana
Dean Caruvana
Secretary

StepStone Private Equity Strategies Fund

Repurchase Offer Notice

If You Do Not Want to Sell Your Shares at This Time, Please Disregard This Notice. This Is Solely Notification of the Fund’s Repurchase Offer.

August 11, 2026

Dear Shareholder:

We are writing to inform you of important dates relating to the repurchase offer by StepStone Private Equity Strategies Fund (the “Fund”). The Fund gives shareholders the opportunity to redeem shares for repurchase on a semi-annual basis since shares are not generally redeemable for cash or traded on a stock exchange. Shares may be submitted for repurchase during one of the Fund’s semi-annual repurchase offers. If you are not interested in repurchasing any of your shares at this time, please disregard this notice and take no action. We will notify you again and mail new documents to be completed in connection with the next semi-annual repurchase offer.

The repurchase offer period will begin on August 11, 2026, and end September 15, 2026 at 4:00 p.m. ET (the “Repurchase Request Deadline”). Repurchases of shares may be withdrawn until September 15, 2026 (4:00 p.m. ET).

If you wish to tender your shares pursuant to the repurchase offer, you can do so in one of the following ways:

•

If your shares are held through a financial intermediary, financial professional, broker/dealer or other nominee, please ask your financial adviser, broker/dealer or other financial intermediary to submit a repurchase request for you. You may be charged a transaction fee for this service by your financial adviser, broker/dealer or other financial intermediary. Please consider processing time that may be needed prior to the Repurchase Request Deadline.

•

If you have a direct shareholder account held with the Fund (i.e., you receive account statements directly from the Fund), please complete, sign and date the accompanying Repurchase Request Form. Your account may require custodial approval (such as accounts held in an IRA) so please check with your custodian if an approval is required. In order to process your request, it must be received in good order by the Fund’s transfer agent, UMB Fund Services, prior to the Repurchase Request Deadline. Delivery to an address other than that shown above does not constitute valid delivery.

If you wish to tender any of your shares pursuant to the repurchase offer and are unsure where your account is held, refer to your account statement to determine how your shares are registered and whom to contact.

If we may be of further assistance, please contact us by calling one of our dedicated account representatives at 877-772-7724, Monday through Friday (except holidays), from 8:00 a.m. to 8:00 p.m., Eastern time.

Special Note for Shareholders Invested Through Traditional IRAs and Similar Accounts*

Federal income tax rules may require you, under certain circumstances, to take “required minimum distributions” (or RMDs) from one or more of your IRAs or similar accounts every year. Affected shareholders seeking RMDs by participating in the Fund’s repurchase offers must heed established repurchase offer deadlines and cannot expect extensions or exceptions. The deadlines apply to all shareholders. Please plan accordingly.

*

StepStone Group Private Wealth LLC does not render advice on tax and tax accounting matters to clients. This material is not intended or written to be used, and it cannot be used, with any taxpayer for the purpose of avoiding penalties which may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. You should always consult your legal or tax advisor for information concerning your individual situation.

Sincerely,

StepStone Private Equity Strategies Fund

StepStone Private Equity Strategies Fund Repurchase Offer

•

The Offer. StepStone Private Equity Strategies Fund (the “Fund”) is offering repurchase for cash up to 5 percent (5%) of its issued and outstanding common Shares of beneficial interest (the “Shares”) as of the Repurchase Request Deadline (described below) (the “Repurchase Offer Amount”) at a price equal to the net asset value (“NAV”) of the applicable class of Shares as of the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m. Eastern Time, but it may close earlier on certain days) (“NYSE”) on the Repurchase Pricing Date (described below) upon the terms and conditions set forth herein, which terms constitute the “Offer”.

The purpose of the Offer is to provide liquidity to shareholders. The Offer is not conditioned upon the tender of any minimum number of Shares. The Fund currently does not charge a processing fee to repurchase Shares. If your Shares are held for you by your financial professional, broker-dealer or for your retirement plan by your retirement plan trustee or otherwise by a nominee (collectively “financial intermediary”), such financial intermediary may charge a transaction fee for submitting a repurchase request for you.

•

Net Asset Value. The Net Asset Values of the Fund’s Class I and Class S as of close of the NYSE on July 31, 2026 were $12.46 and $12.38, per Share, respectively. As of July 21, 2026, Class D Shares were no longer offered, and on July 31, 2026, all outstanding Class D Shares were converted into Class I Shares. You must determine whether to tender Shares prior to the Repurchase Request Deadline, but the NAVs at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The NAV of the Shares may fluctuate between the date you submit your repurchase request and the Repurchase Request Deadline. Please call the Fund at 877-772-7724 for current NAV information. The Shares of the Fund are not traded on any organized market or stock exchange.

•

Repurchase Request Offer Period and Repurchase Request Deadline. This Offer begins on August 11, 2026. All tenders of Shares for repurchase must be received in proper form by the Fund’s transfer agent, UMB Fund Services (the “Transfer Agent”), between August 11, 2026 and before the close of the NYSE on September 15, 2026, unless extended (the “Repurchase Request Deadline”).

•

Repurchase Pricing Date. The Repurchase Pricing Date normally will be on the same date as the Repurchase Request Deadline and will be determined after the close of business on that date or as soon as such determination can be made thereafter (the “Repurchase Pricing Date”). In any event, the Repurchase Pricing Date shall occur no later than the fourteenth calendar day after the Repurchase Request Deadline (or the next business day after such fourteenth calendar day if the fourteenth calendar day is not a business day). If the Fund were to use a Repurchase Pricing Date later than the Repurchase Request Deadline, there is risk that the Fund’s NAV per share may fluctuate between those dates.

•

Payment for Shares Repurchased. Payment for all Shares repurchased pursuant to this Offer will be made not later than seven days after the Repurchase Pricing Date. The Fund expressly reserves the right, in its sole discretion, to delay payment for Shares in order to comply in whole or in part with any applicable law. Under no circumstances will the Fund pay interest on the purchase price of the Shares to be paid by the Fund, regardless of any delay in making such payment.

•

Change In Number of Shares Repurchased. If the number of Shares properly tendered for repurchase is more than the Shares which the Fund is offering to repurchase, the Fund may, but is not required to, increase the number of Shares that the Fund is offering to repurchase by up to 2% of the number of Shares outstanding on the Repurchase Request Deadline.

•

Pro Rata Repurchase. If the number of Shares properly tendered and not withdrawn prior to the Repurchase Request Deadline exceeds the number of Shares that the Fund is offering to repurchase (including the Repurchase Offer Amount and any increase over the Repurchase Offer Amount, if the Fund has elected to increase the number of Shares that the Fund is offering to repurchase as described above), the Fund will repurchase the Shares tendered on a pro rata basis. The number of Shares each shareholder asked to have repurchased will, as a general rule, be reduced by an equal percentage. If any Shares that you wish to tender to the Fund are not repurchased in the Offer due to proration, you will have to wait until the next semi-annual repurchase offer to submit your Shares for repurchase by the Fund, and you will have to submit a new repurchase request. Any subsequent repurchase requests made in future semi-annual repurchase offers by shareholders whose Shares are not repurchased in the Offer because of proration will not be given any priority over other shareholders’ requests. Thus, there is a risk that the Fund may not purchase all of the Shares you wish to sell in the Offer or in any subsequent repurchase offer. Notwithstanding the foregoing, the Fund may accept all Shares submitted for repurchase by shareholders who own less than one hundred (100) Shares and who submit all of their Shares, before prorating other amounts submitted. The NAV of your Shares is likely to fluctuate between repurchase offers. There is no assurance that you will be able to sell as many of your Shares as you desire to sell in the Offer or in any subsequent repurchase offer.

•

Withdrawal or Modification of Number of Shares to be Repurchased. Shares submitted pursuant to the Offer may be withdrawn or you may change the number of Shares submitted for repurchase at any time prior to the close of the NYSE on the Repurchase Request Deadline. If your Shares are held for you by your financial professional, broker-dealer or for your retirement plan by your retirement plan trustee or otherwise by a nominee, please consult such person if you wish to modify or withdraw a repurchase request. Shares properly withdrawn shall not thereafter be deemed to be tendered for purposes of the Offer. However, withdrawn Shares may be retendered by following the procedures described herein prior to the Repurchase Request Deadline.

•

Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone the Offer only by a vote of a majority of the Board of Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, and only: (a) if making or effecting the Offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”); (b) for any period during which the NYSE or any other market in which any securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the Securities and Exchange Commission may by order permit for the protection of Fund shareholders. You will be notified if the Fund suspends or postpones the Offer.

•

Tax Consequences. You should review tax information in the Fund’s prospectus and statement of additional information, which describers the tax consequences of investing in the Fund and of participating in the Offer. You should consult your tax advisor regarding the tax consequences applicable to you from participating in the Offer. Generally, any tender of Shares to the Fund may be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the Shares have been held by you.

•

Repurchase Fee. No repurchase fees will apply if you sell your Shares pursuant to the Fund’s semi-annual repurchase program. If your Shares are held at a financial intermediary, your intermediary may charge transaction or other fees in connection with your repurchase request.

•

Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of Shares will be determined by the Fund in its sole discretion, which determination shall be final and binding on all parties. None of the Fund, the Transfer Agent or any other person will (i) be under any duty to give notification of any defects or irregularities in any notice of withdrawal, or (ii) incur any liability for failure to give any such notification. Any Shares timely and properly withdrawn will be deemed not duly tendered for purposes of the Offer. The Fund reserves the absolute right to reject any or all tenders of Shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund’s counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or shareholder(s). The Fund’s interpretations of the terms and conditions of the Offer shall be final and binding on all parties. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived. Neither the Fund, the Transfer Agent, its principal underwriter, its investment adviser, nor any other person is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

Neither the Fund, nor its Board of Trustees, its investment adviser or any affiliates of the foregoing makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each Shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender. No person had been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein, in the Repurchase Offer Notice, in the Repurchase Request Form or in the Fund’s prospectus.

Shares tendered pursuant to the Offer will earn dividends declared to shareholders of record only through the Repurchase Request Deadline.

For a copy of the Fund’s prospectus or for information, visit www.StepStonePW.com, contact the Fund at 877-772-7724, or contact your financial professional.

Overnight Delivery:	Regular Mail:

StepStone Private Equity Strategies Fund	StepStone Private Equity Strategies Fund
Attn: UMB Fund Services, Inc.	Attn: Transfer Agent
235 W. Galena Street	PO Box 2175
Milwaukee, WI 53212	Milwaukee, WI 53201-2175

or (ii) fax it to the Fund at (816) 860-3137 or email to StepstoneDailyProcessing@UMB.com, so that it is received before the Repurchase Request Deadline. If your shares are held through a financial intermediary, financial professional, broker/dealer or other nominee, please ask your financial adviser, broker/dealer or other financial intermediary to submit a repurchase request for you because there may be different requirements for making a repurchase request during the Offer period.

STEPSTONE PRIVATE EQUITY STRATEGIES FUND

REPURCHASE REQUEST FORM

Use this form to request a repurchase of shares of the StepStone Private Equity Strategies Fund using the following guidance:

•

If your shares are held through a financial intermediary, financial professional, broker/dealer or other nominee, please ask your financial adviser, broker/dealer or other financial intermediary to submit a repurchase request for you.

•

If you have a shareholder account held with the Fund (i.e., you receive account statements directly from the Fund), please complete, sign and date this Repurchase Request Form. Some exceptions may apply.

•

Repurchase Requests may be sent to the addresses listed at the end of this form, faxed to (816) 860-3137 or sent to automated inbox at StepStoneDailyProcessing@UMB.com. All emails sent to automated inbox are auto encrypted; any documents sent with additional encryption or password protected will not be received. Send one email per Repurchase Request.

PART 1. NAME, ADDRESS, AND OTHER CONTACT INFORMATION:

Name of Shareholder(s): _____________________________________________________________________________

SSN/TIN: _______________________________________  Telephone Number: ______________________________

Account Number: _________________________________

PART 2. INDICATE SHARE CLASS:

☐ StepStone Private Equity Strategies Fund Class I

☐ StepStone Private Equity Strategies Fund Class S

PART 3. AMOUNT OF SHARES/DOLLARS OF BENEFICIAL INTEREST OF OWNERSHIP BEING REPURCHASED:

☐ All of the undersigned’s Shares/Dollars.

If less than all Shares being repurchased, indicate the amount of the undersigned’s number of Shares being repurchased:

☐ Number of Shares ___________________

If less than all Shares being repurchased and you prefer to redeem a specific dollar amount, indicate the dollar amount of the undersigned’s shares being repurchased:

☐ Dollar Amount ___________________

Note: The Fund reserves the right to repurchase all of the Shares held by a Shareholder if the Shareholder’s account balance in the Fund, as a result of repurchase or transfer requests by the Shareholder, is less than $5,000. This right of the Fund to repurchase Shares may be a factor which Shareholders may wish to consider when determining the extent of any request to have shares repurchased by the Fund.

PART 4. WIRE INSTRUCTIONS (IRA, retirement or custodial account proceeds will be sent to the Custodian)

ONLY COMPLETE IF DIFFERENT FROM THE BANK ACCOUNT ON RECORD

Bank Name  _______________________________________________________________________

ABA Number  ______________________________________________________________________

Name on Bank Account* _____________________________________________________________

Bank Account Number _______________________________________________________________

FFC (if applicable) __________________________________________________________________

*	For anti-money laundering and account security purposes, the name on the bank account must match the StepStone Private Equity Strategies Fund account registration.

PLEASE BE SURE TO COMPLETE BOTH SIDES OF THIS FORM.

PART 5. REASON FOR REPURCHASE REQUEST (optional):

Please indicate reason for request for the Fund to repurchase some or all of your shares. Note, this is for internal use only and will in no way impact the ability to tender your shares.

☐ Performance of the Fund      ☐ Using proceeds to fund a new investment      ☐ Life event

PART 6. SIGNATURE(S):

Shareholder Signature

Signature of Investor, Trustee or Custodian	Date

Signature of Joint Investor, Trustee or Custodian (if applicable)	Date

Printed name(s) of Authorized Signer(s) (for verification purposes)

Printed name(s) of Authorized Signer(s) (for verification purposes)

If needed, use this area for Custodian Authorization (May be needed for IRA or other qualified plan accounts).

If you are signing on behalf of an entity or utilizing Power of Attorney to execute this repurchase request on behalf of someone else, please provide a copy of the Authorized Signor List or applicable POA. A Medallion Signature Guarantee is only required if directing funds to a banking account or recipient not on file with the registration.

Overnight Delivery:	Regular Mail:
StepStone Private Equity Strategies Fund	StepStone Private Equity Strategies Fund
Attn: UMB Fund Services, Inc.	Attn: UMB Fund Services, Inc.
235 W. Galena Street	PO Box 2175
Milwaukee, WI 53212	Milwaukee, WI 53201-2175

Email: StepStoneDailyProcessing@UMB.com	Fax: (816) 860-3137

For additional information please call 877-772-7724

Please note: IRA, retirement or custodial account transaction requests must be signed by the shareholder and the Custodian.

The Transfer Agent must receive the completed Repurchase Request Form, signed by all account owners,

including the Custodian (if applicable) by the deadline stated herein.